DEBT - Borrowings from Banks and Other Financial Institutions (Details) € in Thousands, $ in Thousands	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Debt	€ 2,811,779		€ 2,630,011
Total borrowings from banks and other financial institutions
Disclosure of detailed information about borrowings [line items]
Debt	113,165		154,419
June 2024 | Ferrari S.p.A.
Disclosure of detailed information about borrowings [line items]
Debt	37,500		62,500
April 2023 | Ferrari Financial Services, Inc.
Disclosure of detailed information about borrowings [line items]
Debt | $		$ 75,665		$ 61,919
January 2022 | Ferrari S.p.A.
Disclosure of detailed information about borrowings [line items]
Debt	€ 0		€ 30,000